Submission	Aug. 21, 2025
Submission [Line Items]
Central Index Key	0001593222
Registrant Name	City Office REIT, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A